Condensed Statement of Operations - USD ($)	2 Months Ended	3 Months Ended
	Dec. 31, 2014	Mar. 31, 2015
Operating Expenses:
General & administrative expenses	$ 1,232	$ 5,252
Professional fees	30,000
Total Operating Expenses	31,232	5,252
Other expense:
Interest expense	1,847
Interest and amortization expense		8,490
Total Expenses	33,079	13,742
Net Loss for the Period	$ (33,079)	$ (13,742)
Basic and diluted income loss per common share	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding
Basic and Diluted	12,356,462	12,816,906